Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 120.9%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	$1,010	$1,169,247

Alaska — 0.6%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,063,765
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	765	767,968
6.00%, 09/01/19	435	436,688

		2,268,421

Arizona — 1.3%
County of Maricopa Arizona IDA, Refunding RB, Series A:
HonorHealth, 5.00%, 09/01/36	645	772,962
Banner Health Obligation Group, 4.00%, 01/01/41	745	812,638
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,716,632
5.00%, 10/01/29	400	402,464

		4,704,696

California — 13.9%
Anaheim California Public Financing Authority, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,785,050
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(a)	1,200	1,260,696
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	1,090	1,226,533
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,480	1,614,266
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	975	1,009,144
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	795	947,243

Security	Par (000)	Value

California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	$410	$488,318
Series A, 5.00%, 03/01/37	455	539,489
Series A-1, 5.75%, 03/01/34	850	904,485
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,175	2,345,672
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 09/01/30(b)	12,740	10,011,602
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,480	1,499,773
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	2,500	2,427,725
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	3,750	2,379,487
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/38(b)	5,000	2,847,950
San Diego California Community College District, GO, CAB, Election of 2006(b):
0.00%, 08/01/31	2,145	1,280,651
0.00%, 08/01/32	2,680	1,494,288
San Diego California Unified School District, GO, Election of 2008(b):
Series C, 0.00%, 07/01/38	1,600	928,624
Series G, 0.00%, 07/01/34	650	337,935
Series G, 0.00%, 07/01/35	690	336,851
Series G, 0.00%, 07/01/36	1,035	474,817
Series G, 0.00%, 07/01/37	690	298,066
San Diego California Unified School District, GO, Refunding, CAB, Series R-1(b):
0.00%, 07/01/30	5,000	3,842,900
0.00%, 07/01/31	1,280	969,856
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	700	755,685
5.00%, 08/01/21	600	647,730

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(b)	$5,500	$3,125,045

		49,779,881

Colorado — 1.3%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,310	1,420,106
Colorado Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series A, 4.00%, 11/15/46	1,070	1,142,107
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	2,000	2,065,000

		4,627,213

Connecticut — 1.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Series A-1, 3.80%, 11/15/39	470	497,556
Series B-1, 3.30%, 11/15/39	470	481,745
Sub-Series A-1, 3.85%, 11/15/43	360	378,212
Sub-Series B-1, 4.00%, 05/15/45	1,445	1,526,325
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	770	822,945
State of Connecticut, GO, Series C, 5.00%, 06/15/32	615	751,936

		4,458,719

District of Columbia — 0.8%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 02/01/31	2,985	2,994,074

Florida — 9.9%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,600	1,759,440
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group:
6.00%, 11/15/19(a)	5	5,070
6.00%, 11/15/37	1,445	1,462,831
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,038,490
5.38%, 10/01/32	3,160	3,380,663

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	$2,025	$2,328,669
Series B, AMT, 6.00%, 10/01/30	640	736,595
Series B, AMT, 6.25%, 10/01/38	415	476,611
Series B, AMT, 6.00%, 10/01/42	660	752,591
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	480	552,706
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	216,644
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,995	3,405,914
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	560	625,044
5.00%, 08/01/47	1,620	1,803,109
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	495	525,447
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	30	32,478
5.00%, 10/01/31	1,970	2,122,754
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	1,750	2,062,060
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	2,000	2,122,640
5.38%, 10/01/29	1,050	1,134,252
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	3,970	4,652,919
Sub-Series A, 5.00%, 10/01/52	1,490	1,759,854

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	$2,065	$2,325,562

		35,282,343

Georgia — 3.8%
Brookhaven Development Authority, RB, Children’s Healthcare of Atlanta, Series A, 3.00%, 07/01/46(d)	430	424,075
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	500	579,760
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,250	1,315,425
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/43	685	803,546
4.00%, 04/01/48(e)	265	289,783
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	7,475	9,438,533
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	140	159,832
5.00%, 04/01/44	380	426,941

		13,437,895

Illinois — 15.9%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,005	1,107,922
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,290	4,568,121
3rd Lien, Series A, 5.75%, 01/01/39	820	863,985
Senior Lien, Series D, 5.25%, 01/01/42	2,900	3,446,534
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	1,010,232
Sales Tax Receipts, 5.25%, 12/01/36	595	636,501
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	48,452

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 08/15/34	$650	$699,959
6.00%, 08/15/41	1,000	1,074,610
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 08/15/37	740	764,753
5.00%, 08/15/44	350	386,519
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,365	1,487,072
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	10,490	10,504,686
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	1,785	2,082,417
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 01/01/33	9,145	10,132,934
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(b):
0.00%, 12/15/26	5,000	4,114,500
0.00%, 12/15/33	9,950	6,151,488
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	3,450	1,355,539
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	675	734,272
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	2,460	2,564,845
State of Illinois, GO:
5.25%, 02/01/33	830	899,139
5.50%, 07/01/33	820	894,349
5.25%, 02/01/34	830	897,745
5.50%, 07/01/38	445	483,163

		56,909,737

Indiana — 0.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,177,198
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	515	559,882

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$890	$971,676

		2,708,756

Iowa — 1.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	5,225	5,233,465
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	265	273,199
5.70%, 12/01/27	120	123,731
5.80%, 12/01/29	80	82,482
5.85%, 12/01/30	85	87,635

		5,800,512

Louisiana — 1.7%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,820	3,148,558
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	2,700	3,086,289

		6,234,847

Maine — 0.4%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	1,260	1,349,170
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	200	204,436

		1,553,606

Maryland — 1.8%
County of Montgomery Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39(d)	4,025	4,025,000
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	1,150	1,248,843
Series B, 3.35%, 09/01/42	1,230	1,243,862

		6,517,705

Massachusetts — 2.6%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,090	2,382,537

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	$3,235	$3,549,960
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	57,148
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	795	821,911
Series C, 5.35%, 12/01/42	375	380,779
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,280	1,433,702
Sub-Series B, 4.00%, 02/15/43	755	792,206

		9,418,243

Michigan — 5.2%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,814,546
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	615	658,788
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	1,175	1,248,884
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	21,763
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	2,945	3,191,791
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	640	776,557
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,640	1,915,045
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,065	1,188,061
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	156,546
Series I-A, 5.38%, 10/15/41	700	751,870
Series II-A (AGM), 5.25%, 10/15/36	900	966,798
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.05%, 10/01/48	1,855	1,972,069
M/F Housing, Series A, 4.15%, 10/01/53	1,885	1,999,193

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
S/F Housing, Series C, 4.13%, 12/01/38	$1,465	$1,571,813
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	380	427,284

		18,661,008

Missouri — 0.3%
State of Missouri Health & Educational Facilities Authority, RB, Mercy Health, 4.00%, 11/15/42	1,015	1,045,572

Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.00%, 09/01/32	5,010	5,480,038
5.25%, 09/01/37	750	825,953

		6,305,991

Nevada — 1.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	500	506,970
(AGM), 5.25%, 07/01/39	3,800	3,852,364

		4,359,334

New Jersey — 9.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	685	766,638
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	895	996,994
Series WW, 5.25%, 06/15/33	155	176,821
Series WW, 5.00%, 06/15/34	205	229,893
Series WW, 5.00%, 06/15/36	925	1,032,827
Series WW, 5.25%, 06/15/40	265	298,239
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	5,360	6,416,134
Sub-Series A, 4.00%, 07/01/32	1,040	1,092,000
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/26	255	270,165
Series 1, 5.75%, 12/01/27	1,625	1,727,814
Series B, 3.25%, 12/01/39	2,695	2,700,067

Security	Par (000)	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	$970	$1,011,933
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,490	1,651,144
Transportation Program, Series AA, 5.00%, 06/15/38	1,885	2,069,240
Transportation System, Series A, 5.50%, 06/15/41	3,150	3,315,091
Transportation System, Series AA, 5.50%, 06/15/39	1,150	1,271,590
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,062,400
Transportation System, Series B, 5.00%, 06/15/42	520	542,922
Transportation System, Series D, 5.00%, 06/15/32	735	824,927
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.00%, 06/01/34	920	1,087,780
Series A, 5.00%, 06/01/36	1,365	1,605,322
Series A, 4.00%, 06/01/37	840	887,628
Sub-Series B, 5.00%, 06/01/46	2,255	2,441,015

		33,478,584

New York — 3.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 12/15/21(a)	1,425	1,566,346
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,130	1,236,084
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,646,263
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	430	461,059
5.75%, 02/15/47	270	285,244
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,715	3,030,727
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	625	714,788

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Consolidated, 186th Series, 5.00%, 10/15/44	$1,250	$1,422,938
Series 207, 4.00%, 09/15/43	460	495,475
State of New York HFA, RB, M/F Housing, Green Bond, Series B (SONYMA), 3.88%, 11/01/48	170	177,378

		11,036,302

Ohio — 2.0%
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	460	498,254
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	530	593,086
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	320	337,814
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 02/15/37(b)	10,000	5,870,000

		7,299,154

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	555	591,491

Oregon — 0.8%
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(c)	440	503,580
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	995	484,028
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,356,149

Security	Par (000)	Value

Oregon (continued)
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	$425	$445,948

		2,789,705

Pennsylvania — 11.7%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT:
5.00%, 07/01/35	755	896,404
5.00%, 07/01/47	1,610	1,879,095
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	1,600	1,726,240
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	1,050	1,145,519
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	950	1,024,670
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,035	1,160,753
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	7,290	8,366,296
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,305	1,482,611
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	940	1,010,030
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	2,330	2,647,882
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	885	940,436
Series 128B, 3.85%, 04/01/38	1,970	2,110,441
Series 129, 3.40%, 10/01/49	1,540	1,564,039
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	713,502
Series A-1, 5.00%, 12/01/41	2,385	2,785,632
Series B, 5.00%, 12/01/40	935	1,084,918
Series C, 5.50%, 12/01/23(a)	555	656,759
Series C, 5.00%, 12/01/39	3,275	3,755,737
Sub-Series A-1, 5.00%, 12/01/41	2,430	2,760,115
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	575	611,829

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	$2,070	$2,238,519
Series A-1, 5.00%, 12/01/40	765	880,377
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	305	353,733

		41,795,537

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	465	548,309
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	1,055	1,079,919
5.00%, 06/01/50	2,630	2,751,375

		4,379,603

South Carolina — 5.5%
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(a)	115	127,250
Prisma Health Obligated Group, 5.00%, 05/01/38	2,490	2,993,005
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	530	616,088
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	3,000	3,020,430
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,330	2,680,968
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,225	7,019,186
Series E, 5.50%, 12/01/53	745	827,106
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,322,299

		19,606,332

South Dakota — 1.3%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue:
4.00%, 07/01/37	1,225	1,311,620

Security	Par (000)	Value

South Dakota (continued)
4.00%, 07/01/42	$3,000	$3,209,670

		4,521,290

Tennessee — 2.1%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	845	889,523
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,245	1,429,011
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/19(a)	5,000	5,035,600

		7,354,134

Texas — 13.0%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,395	1,554,295
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	3,080	3,346,913
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	575	635,559
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,130	1,090,304
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,880	2,261,396
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	849,922
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	3,160	3,637,634
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,100,610
Series D, 5.00%, 11/01/42	1,500	1,597,110
Series H, 5.00%, 11/01/32	3,000	3,209,760

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	$975	$1,116,375
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	3,420	1,562,632
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,225	1,344,866
1st Tier System, Series A, 6.00%, 01/01/28	525	525,987
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	4,990	2,441,507
0.00%, 09/15/36	11,525	5,292,741
0.00%, 09/15/37	8,245	3,583,277
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,355	1,628,873
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	390	414,055
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,190	1,302,645
5.00%, 12/15/32	3,440	3,760,574
Texas Private Activity Bond Surface Transportation Corp., RB, AMT:
Segment 3C Project, 5.00%, 06/30/58(d)	1,455	1,679,623
Senior Lien, Blueridge Transportation Group, 5.00%, 12/31/45	1,275	1,410,163

		46,346,821

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	445	521,571

Security	Par (000)	Value

Utah (continued)
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	$1,240	$1,451,904

		1,973,475

Virginia — 0.2%
Virginia Small Business Financing Authority, RB, 95 Express Lanes LLC Project, AMT, 5.00%, 07/01/49	750	794,917

Washington — 1.7%
County of Snohomish Housing Authority, Refunding RB, 4.00%, 04/01/44	485	518,800
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,955	2,292,570
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,015	1,149,731
Washington Health Care Facilities Authority, RB, Providence Health & Services:
4.00%, 10/01/45	705	747,681
Series A, 5.00%, 10/01/39	525	535,951
Series A, 5.25%, 10/01/39	625	639,062

		5,883,795

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	670	714,401

Wisconsin — 1.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,388,901
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	2,150	2,297,189
4.45%, 05/01/57	1,160	1,231,549

		4,917,639

Total Municipal Bonds — 120.9% (Cost — $389,989,242)		431,720,980

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	$1,710	$1,865,251

California — 1.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(g)	3,826	4,119,566
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	1,571	1,936,185
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	404	403,918

		6,459,669

Colorado — 3.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	2,324	2,799,403
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.00%, 02/01/21(a)	7,000	7,399,560
5.50%, 07/01/34(g)	900	901,584

		11,100,547

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,603,003

District of Columbia — 0.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,004	1,018,819
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,031	1,116,250

		2,135,069

Florida — 4.6%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,480	4,834,995
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	4,620	4,829,562
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	3,544	3,543,718

Security	Par (000)	Value

Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	$2,640	$3,074,412

		16,282,687

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	2,041	2,139,760

Illinois — 1.9%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,138	2,345,387
Series A, 5.00%, 01/01/40	2,730	3,141,132
Series B, 5.00%, 01/01/40	1,050	1,215,706

		6,702,225

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,723	5,714,421

Louisiana — 0.4%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,515	1,614,763

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	1,411	1,514,455

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,061	1,257,306
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,808	3,331,222

		4,588,528

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,461	1,654,137

Michigan — 4.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,971	2,248,509
Multi Model- McLaren Health Care, 4.00%, 02/15/47	3,553	3,843,237
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	7,530	8,052,506

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$870	$1,018,196

		15,162,448

Nebraska — 0.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	2,901	2,982,670

Nevada — 2.2%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	3,061	3,723,913
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,460	4,043,910

		7,767,823

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	800	946,616
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,309	2,560,141
Series G, 4.00%, 01/01/43	2,146	2,336,897
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	1,840	1,937,783

		7,781,437

New York — 6.9%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,180	2,391,242
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(g)	1,680	1,740,413
City of New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(g)	3,059	3,687,261
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	5,680	6,404,894
Series DD, 5.00%, 06/15/35	1,665	1,937,278

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	$3,470	$3,995,913
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,498	1,771,428
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,713,132

		24,641,561

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(g)	2,115	2,253,088
4.00%, 11/15/43	2,912	3,184,604

		5,437,692

Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	900	1,044,891
Philadelphia Authority for Industrial Development, RB, Children’s Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,229	1,296,012

		2,340,903

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,450	1,536,899

Texas — 2.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,470	1,526,051
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,229	1,481,218
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,440	4,029,410
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,874	1,953,639

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	$815	$847,621
3.75%, 09/01/49	579	601,458

		10,439,397

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,234	2,752,622
Virginia Housing Development Authority, RB, S/F Housing, Series C (Ginnie Mae), 3.70%, 08/01/48	3,045	3,165,399

		5,918,021

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,783,430

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,880	$3,494,275

		6,277,705

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	1,980	2,148,835

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.6% (Cost — $148,487,918)		155,809,906

Total Long-Term Investments — 164.5% (Cost — $538,477,160)		587,530,886

	Shares

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(h)(i)	1,962,832	1,963,224

Total Short-Term Securities — 0.6% (Cost — $1,963,223)		1,963,224

Total Investments — 165.1% (Cost — $540,440,383)		589,494,110

Liabilities in Excess of Other Assets — (0.1)%		(469,323)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.1)%		(89,606,505)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.9)%		(142,282,077)

Net Assets Applicable to Common Shares — 100.0%		$357,136,205

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to July 1, 2034, is $12,653,175.

(h)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN)

(i)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	580,450	1,382,382	1,962,832	$1,963,224	$14,959	$245	$1

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	22	09/19/19	$2,803	$4,990
Long U.S. Treasury Bond	136	09/19/19	21,161	(213,027)
5-Year U.S. Treasury Note	43	09/30/19	5,055	8,585

				$(199,452)

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2		Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—		$587,530,886		$—	$587,530,886
Short-Term Securities	1,963,224		—		—	1,963,224

	$1,963,224		$587,530,886	$		$589,494,110

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$13,575		$—		$—	$13,575
Liabilities:
Interest rate contracts	(213,027)		—		—	(213,027)

	$(199,452)	$		$		$(199,452)

(a)	See above Schedule of Investments for values in each sector or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(89,349,254)	$—	$(89,349,254)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(231,849,254)	$—	$(231,849,254)

13